Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	ABITS GROUP INC
Entity Central Index Key	0001864055
Entity Address, Address Line One	Level 24 Lee Garden One 33 Hysan
Entity Address, Address Line Two	Avenue Causeway Bay
Entity Address, Country	HK